Restatement of Financial Statements - Restatement Of Balance Sheet (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 21, 2020	Jul. 02, 2020
Restatement [Line Items]
Total assets	$ 691,320,350	$ 692,373,510		$ 694,363,065
Liabilities and stockholders' equity
Total current liabilities	580,484	421,572		1,790,393
Deferred legal fees	239,161	239,161
Deferred underwriting commissions	24,150,000	24,150,000		24,150,000
Derivative warrant liabilities	58,119,490	99,938,040		38,257,890
Total liabilities	83,089,135	124,748,773		64,198,283
Class A common stock, $0.0001 par value; shares subject to possible redemption	603,231,210	562,624,730		625,164,780
Shareholders' Equity:
Preferred stock- $0.0001 par value	0	0
Additional paid-in capital	28,293,519	68,899,593		6,360,169
Accumulated deficit	(23,296,107)	(63,902,585)		(1,362,540)
Total shareholder's equity	5,000,005	5,000,007		5,000,002	$ 0
Total Liabilities and Shareholders' Equity	691,320,350	692,373,510		694,363,065
Class A common stock [Member]
Shareholders' Equity:
Common Stock	868	1,274		648
Total shareholder's equity	868	1,274			0
Class B common stock [Member]
Shareholders' Equity:
Common Stock	1,725	1,725		1,725
Total shareholder's equity	$ 1,725	1,725			$ 0
As Previously Reported
Restatement [Line Items]
Total assets		692,373,510	$ 693,957,206	694,363,065
Liabilities and stockholders' equity
Total current liabilities		421,572	1,052,132	1,790,393
Deferred legal fees		239,161	239,161
Deferred underwriting commissions		24,150,000		24,150,000
Total liabilities		24,810,733	25,441,293	25,940,393
Class A common stock, $0.0001 par value; shares subject to possible redemption		662,562,770	663,276,660	663,422,670
Shareholders' Equity:
Additional paid-in capital		5,931,243	5,204,860	5,071,351
Accumulated deficit		(933,235)	(206,850)	(73,340)
Total shareholder's equity		5,000,007	5,000,002	5,000,002
Total Liabilities and Shareholders' Equity		692,373,510	693,717,955	694,363,065
As Previously Reported | Class A common stock [Member]
Shareholders' Equity:
Common Stock		274	267	266
As Previously Reported | Class B common stock [Member]
Shareholders' Equity:
Common Stock		1,725	1,725	1,725
Restatement Adjustment
Liabilities and stockholders' equity
Derivative warrant liabilities		99,938,040	56,334,070	38,257,890
Total liabilities		99,938,040	56,334,070	38,257,890
Class A common stock, $0.0001 par value; shares subject to possible redemption		(99,938,040)	(56,334,070)	(38,257,890)
Shareholders' Equity:
Additional paid-in capital		62,968,350	19,364,816	1,288,818
Accumulated deficit		(62,969,350)	(19,365,380)	(1,289,200)
Restatement Adjustment | Class A common stock [Member]
Shareholders' Equity:
Common Stock		$ 1,000	564	$ 382
Restatement Adjustment | Class B common stock [Member]
Shareholders' Equity:
Common Stock			$ 0